8. Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	€ 43,791	€ 35,148	€ 21,489
Third-party services
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	27,338	22,127	12,299
Personnel expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	10,154	8,055	5,639
Legal, consulting and patent expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	1,983	1,672	890
Costs of materials
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	1,547	1,140	994
Amortisation and depreciation
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	725	351	309
Other expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	€ 2,044	€ 1,804	€ 1,358